SIGNIFICANT ACCOUNTING POLICIES - Variable Interest Entities (Details) - USD ($) $ in Millions		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Investments		$ 93,097		$ 105,112
Fixed maturities, at fair value using the fair value option	[1]	1,508		1,641
Notes issued by consolidated variable interest entity, fair value option	[1]	1,150		1,191
Unpaid outstanding balance and short-term borrowing		1,400		1,300
Assets		252,702		295,688
Liabilities		249,106		283,293
Redeemable non-controlling interest		455	[1],[2]	468	[1],[2]	$ 143	$ 365
Consolidated Variable Interest Entities | CLO Warehouse Debt
Variable Interest Entity [Line Items]
Investments		85		109
Investment assets, special purpose entity		76
Consolidated Limited Partnerships
Variable Interest Entity [Line Items]
Assets		644		219
Non-consolidated Vairable Interest Entities
Variable Interest Entity [Line Items]
Investments		2,400		2,100
Assets		282,500		245,600
Variable interest entity, maximum loss exposure		2,400		2,100
Variable interest entity, unfunded commitments		1,300		1,200
Non-consolidated Vairable Interest Entities | AB-Sponsored Investment Funds
Variable Interest Entity [Line Items]
Assets		46,400		68,900
Non-consolidated Vairable Interest Entities | AB-Sponsored Investment Funds
Variable Interest Entity [Line Items]
Variable interest entity, maximum loss exposure		6		9
Consolidated Entity | AB-Sponsored Investment Funds
Variable Interest Entity [Line Items]
Assets		581		734
Liabilities		56		87
Redeemable non-controlling interest		$ 369		$ 421

[1]	See Note 2 of the Notes to these Consolidated Financial Statements for details of balances with VIEs.
[2]	See Note 24 of the Notes to these Consolidated Financial Statements for details of redeemable noncontrolling interest.(3) Represents the fair value of the ceded reserves to Venerable. See Note 1 of the Notes to these Consolidated Financial Statements for details of the Venerable Transaction and Note 8 of the Notes to these Consolidated Financial Statements.